Basis of Presentation (CommScope Holding Company, Inc. [Member])	12 Months Ended
Dec. 31, 2013
CommScope Holding Company, Inc. [Member]
Basis of Presentation

1. Basis of Presentation

CommScope Holding Company, Inc. (the Parent Company), formerly known as Cedar I Holding Company, Inc., was formed by Carlyle to effect the acquisition of CommScope, Inc and had no activities prior to the acquisition of CommScope, Inc. on January 14, 2011.

The Parent Company is a holding company with no material operations of its own other than debt service. The Parent Company conducts substantially all of its activities through its direct subsidiary, CommScope, Inc. and its subsidiaries.

The accompanying Condensed Financial Statements include the accounts of the Parent Company and, on an equity basis, its direct and indirect subsidiaries and affiliates. Accordingly, these condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Parent Company’s investments in subsidiaries are presented under the equity method of accounting. These parent-only financial statements should be read in conjunction with the CommScope Holding Company, Inc. and subsidiaries (the Company) consolidated financial statements included elsewhere herein.

The condensed parent-only financial statement have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the subsidiaries of the Company exceed 25% of the consolidated net assets of the Company. The ability of the Company’s operating subsidiaries to pay dividends may be restricted due to the terms of the subsidiaries’ financing arrangements (see Note 6 to the consolidated financial statements).

On October 4, 2013 the Company effected a 3-for-1 stock split of its common stock. All share numbers have been revised to reflect the stock split.